SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets
Estimated useful life	10 years
LONG-TERM INVESTMENTS
Long-term investments	¥ 140	¥ 140		$ 21
Impairment on long-term investments	¥ 0	¥ 11,000	¥ 0